UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

              January 1, 2025                  to                      February 14, 2025

Date of Report (Date of earliest event reported)             February 3, 2026

Commission File Number of securitizer:             021-386133

Central Index Key Number of securitizer:            0001837693

STEVEN SUTTON, (415) 445-7460

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Prime Finance Short Duration VII, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage asset class, including asset-backed securities issued or sold by the following affiliated entities: (i) PFP 2021-8, Ltd. (CIK: 0001878335), (ii) PFP 2021-8, LLC (CIK: 0001878533), (iii) PFP 2021-8 Depositor, LLC (no Central Index Key Number) and (iv) Prime Finance Short Duration Holding Company VII, LLC (no Central Index Key Number).

There is no activity to report for the calendar year through February 14, 2025 pursuant to Rule 15Ga-1(c)(2)(ii).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

On February 14, 2025, all of the asset-backed securities issued by the securitizer and the affiliated entities listed above in “Item 1.02 – Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure” were redeemed in full. From and after such date, no asset-backed securities issued by (i) PFP 2021-8, Ltd. (CIK: 0001878335) or (ii) PFP 2021-8, LLC (CIK: 0001878533) were outstanding and held by non-affiliates. In light of the foregoing, the securitizer gives notice of termination of its duty to file reports pursuant to subsection (c)(3) of Rule 15Ga-1 of the Securities Exchange Act of 1934, as amended (17 CFR 240.15Ga-1(c)(3)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prime finance SHORT DURATION VII, inc
(Securitizer)

	By:	/s/ Jon Brayshaw
		Name:	Jon W. Brayshaw
		Title:	Secretary

Date: February 10, 2026

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